Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - EUR (€) € in Thousands, shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
(Loss) for the year, attributable to the owners of the Company (basic), Continuing operations	€ (26,391)	€ (21,535)	€ (1,050,496)	€ (47,701)	€ (74,894)	€ (46,542)	€ (30,189)
(Loss) for the year, attributable to the owners of the Company (basic)	€ (26,391)	€ (21,535)	€ (1,050,496)	€ (47,701)	€ (74,874)	€ (46,542)	€ (30,189)
Earnings per Share Basic [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Ordinary and Preferred A shares					880,000	16	16
Weighted-average number of shares	594,796	491,184	564,139	491,184	869,839	880,000	880,000
Earnings per Share Basic [Member] | Share split [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued						48	48
Earnings per Share Basic [Member] | Conversion of distributable reserves into shares [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued						879,936	879,936
Earnings per Share Basic [Member] | Treasury shares and RSP 2020 shares [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued					(11,612)
Earnings per Share Basic [Member] | RSP Shared Vested [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued					1,451
Earnings per Share Basic [Member] | Issuance of Ordinary Shares [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Ordinary and Preferred A shares	591,310	491,184	560,653	491,184
Earnings per Share Basic [Member] | RSP shares (1 year condition-fully vested) [Member]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	3,486	0	3,486	0